UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07881

PineBridge Mutual Funds
(Exact name of registrant as specified in charter)

70 Pine Street, 11th Floor
New York, New York, 10270
(Address of principal executive offices) (Zip code)

Robin C. Thorn
70 Pine Street, 11th Floor
New York, New York, 10270
(Name and address of agent for service)

(212)770-7000
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  May 31, 2010

Item 1. Reports to Stockholders.

www.PineBridge.com/USMutualFunds	May 31, 2010

Semi-Annual Report	Class I Shares
Class R Shares

PineBridge US Micro Cap Growth Fund
PineBridge US Small Cap Growth Fund
PineBridge US Mid Cap Growth Fund
PineBridge US Focus Equity Fund

Investment Adviser
PineBridge Investments, LLC
70 Pine Street, New York, New York 10270
www.PineBridge.com/USMutualFunds

1.800.426.9157	www.PineBridge.com/USMutualFunds

PineBridge Annual Shareholder Letter

Dear Fellow Shareholder,

US equity markets exhibited dual personalities for the six-months ending May 31, 2010, and the S&P 500 finished up 0.40%. Performance was primarily driven by a rally early in the period, with the index up 9.11% heading into the month of May. Investor trepidation towards a debt contagion, which engulfed Europe, plagued equities in the final month of the period. However, the subsequent easing of monetary policy and the introduction of increased liquidity to provide a safety net for debt-strapped countries in the Eurozone should have provided a semblance of normalcy for markets going forward. Unfortunately, when it appeared that one crisis had been addressed, another materialized. The explosion at the Deep Water Horizon rig in the Gulf of Mexico caused concerns about both an environmental and economic catastrophe in the southeast United States. Investor pessimism was swift and sharp, retracing previous gains, causing the S&P 500 to come within an earshot of its lowest point in 2010.

The final months of 2009 were characterized by a rally in cyclical companies, as investors anticipated a return to a “normal environment,” albeit, in some cases, a “new” one. Performance in the month of December was +1.93% for the S&P 500, which was primarily a product of strength in Technology, Consumer Discretionary and Healthcare. In the same vein, we witnessed weakness in financials and energy-related companies.

Thus far, 2010 has proven to be as equally tumultuous as 2009. As was the case in the final month of 2009, Technology and Consumer Discretionary have been major positive contributors. Industrials were a new leader, experiencing strength, even in the face of worries about a slowdown in global growth, as a result of Greece’s near default. Utilities, Telecommunications and Healthcare were the largest detractors, as investors avoided sectors with slimmer growth projections.

In contrast to the first few months of the new year, Utilities and Telecommunications proved to be the largest buoys to the steep drop in equity values during the month of May: the S&P 500 closed down 7.98% for the period. Weakness in Tech, Industrials, Financials and Energy primarily drove performance. Much of the despondent sentiment can be attributed to the oil spill in the Gulf of Mexico. The inability of BP to stem the flow of crude into the ocean caused many investors to question the near-term growth viability of the United States, though the impact of the real economic cost remains elusive. Coupled with the expectations of anemic growth in Western Europe, investors herded away from risk and towards the safety of mature, stable companies.

We continue to expect sustainable revenue growth, driven by factors other than a recovery in inventory, to be rewarded more appropriately versus the initial early cyclical factors that have impacted the market. The Funds should continue to find attractive investment opportunities in what we consider a more normal economic recovery.

www.PineBridge.com/USMutualFunds

We would like to take this opportunity to thank you for the confidence you have placed in us through your investment in the PineBridge Mutual Funds.

Jaimie Cuellar	Dan Neuger
Portfolio Manager	Portfolio Manager

Craig Swann
Portfolio Manager

PineBridge US Micro Cap Growth Fund Semiannual Review

The Fund did well in absolute terms for the period, gaining over 14.04% and slightly outperforming the Russell 2000 Growth Index, which returned 13.68%. It was a volatile period in which the market rose through late April then experienced a sharp correction in May, as investors sought to de-risk their portfolios on concerns over European sovereign debt risk and anti-business rhetoric out of Washington. Small caps outperformed larger-cap equities for the period and lower quality stocks generally outperformed higher quality.

Consumer Discretionary and Healthcare led sector performance, as stock selection in apparel and shoes, retail and pharmaceuticals drove solid results. Energy was also a notable outperformer. Technology and Materials lagged the benchmark as chemicals, software and communications were weak.

The best performer for the period was Joe’s Jeans (JOEZ). We initially purchased JOEZ in October of 2009 expecting a cyclical recovery in their wholesale denim products and a warm reception to their foray into shirts and leggings. We sold the stock in the first quarter and early second quarter, as the stock reached our target price. More recently, we have bought it again after the stock experienced a meaningful decline in the price, despite still-solid fundamentals.

Atlas Worldwide (AAWW) was also a meaningful contributor to performance. We purchased Atlas as we saw signs of improving demand and pricing in air freight after a very weak period during the recession. We eventually sold the stock after it passed the $1 billion market cap mark making it too large a company for the Micro Cap Growth Fund.

KMG Chemicals (KMGB) was an underperformer during the quarter though it was a large outperformer in the prior period, as it enjoyed a nice rally into the start of the fiscal year. We sold KMGB during the quarter as we believed its gross margins were likely to compress making earnings growth much more difficult.

The outlook for micro cap stocks is currently mixed. Due to global macroeconomic uncertainty and continued volatility in the equity markets, many

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market participants, especially hedge funds, have chosen to de-risk their portfolios and have been net sellers of risky assets, especially smaller company stocks. Add to that the lack of volumes that are typically seen in the summer months, and it makes for a tough market like we witnessed late in the period. Ultimately this will bring oversold opportunities in many good companies, but until we get some stability and conviction in the economy and ultimately the market, it can make for a very choppy and directionless market.

PineBridge US Small Cap Growth Fund Semiannual Review

The Fund did well for the period, in absolute terms gaining 10.99%, but lost some ground to the Russell 2000 Growth Index returning 13.68%. It was a volatile period in which the market rose through late April then experienced a sharp correction in May as investors sought to de-risk their portfolios as they became concerned about Europe’s issues and anti-Wall Street rhetoric out of Washington. Small caps outperformed larger cap equities for the period and lower quality companies generally outperformed higher quality.

Most of the Fund’s underperformance came from stock selection in the Technology sector, due to weakness in semiconductors and software. Consumer Staples was also weak, due to underperformance in one stock, which we discuss below. Consumer Discretionary was the best relative performing sector, due to strength in retail and apparel, while Energy and Healthcare also outperformed the Russell 2000 Growth Index.

Finish Line (FINL) was the best performing stock during the quarter. We originally purchased Finish Line last Fall, as we believed that the company would post decent same-store sales against easy comparisons helping the top line, while operating expenses would be cut meaningfully, as the company either walked away from unprofitable stores or took a hard line in negotiating with landlords over renewing leases. Sales accelerated even more than we had planned as light running and toning shoes have been resonating well with consumers and should be sustainable going forward.

Schweitzer-Mauduit (SWM) was an underperformer during the period. The company’s intellectual property around low ignition cigarette paper which has dramatically increased the company’s pricing and margins was put into question as Philip Morris USA started using a competitor’s product. While we believe the company remains in a solid competitive position, the overhang is not likely to go away anytime soon and so the stock was sold.

CapitalSource (CSE) was another underperformer. The company continued to increase its provision for loan losses in the first quarter at a rate that was higher than what most analysts expected. We continue to own the stock, as we believe we are still early in the credit cycle and the company trades below tangible book value.

The outlook for small cap stocks is currently mixed. Due to global macroeconomic uncertainty and continued volatility in the equity markets, many market participants, especially hedge funds, have chosen to de-risk their portfolios

www.PineBridge.com/USMutualFunds

and have been net sellers of risky assets, especially smaller company stocks. Add to that the lack of volumes that are typically seen in the summer months, and it makes for a tough market like we witnessed at the end of the period. Ultimately, this will create oversold opportunities in many good companies, but until we get some stability and conviction in the economy and eventually the market, it can make for very choppy and directionless times. We have been favoring larger, more liquid, small cap names with the belief that these are likely to hold up better in a weak market and eventually get more attention from investors once they return to more risky assets.

PineBridge Mid Cap Growth Fund Semiannual Review

During the semi-annual period ending May 31, 2010, the PineBridge US Mid Cap Growth Fund returned 5.23%, but trailed the Russell Midcap Growth Index which returned 9.65%. The Fund weathered a tough January and was even with the index through March, but underperformed in April and May.

Contributing the most to performance was stock selection and an overweight in the Consumer Discretionary sector. ArvinMeritor (ARM) was one of the better names in the period, as massive cost cuts and improving demand in the commercial vehicle sector drove better than expected bottom line results. The stock was sold near the end of the period, as increasing uncertainty in the second half of the year drove us to the sidelines.

Financial Services also benefited the Fund, as stocks such as Genworth (GNW) and Huntington Bancshares (HBAN) simply became too cheap from a tangible book value standpoint and the worst of the credit cycle was behind them.  Both stocks were sold as they reached our price targets.

Energy also added to performance, mainly due to the acquisition of Mariner Energy (ME) by Apache (APA). ME was sold after the acquisition was announced. In addition, Key Energy Services (KEG) added to the outperformance as oil and energy companies increased spending on workover projects when crude oil prices rose from the 2008-09 lows.

Technology contributed positively to performance, along with our underweight in the Utilities sector. Dolby Laboratories (DLB) was a big performer for the Fund, as good demand for PC units and consumer electronics drove results.

The Healthcare sector was the Fund’s largest underperformer.  The underperformance was driven by poor stock selection across the board in the sector. Human Genome Sciences (HGSI) was a large underperformer during the period, due to Benlysta and lackluster Phase 3 Lupus results. The position was sold.

The Materials and Processing Sector also detracted from performance as the Fund was overweight the sector and the sector was an underperformer in the index. The overweight in the steel and fertilizer stocks drove much of the underperformance.

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Schweitzer-Maduit (SWM) led the underperformance in the Consumer Staples sector. SWM is a supplier of low-ignition cigarette paper to Phillip Morris. Investors sold SWM as it became apparent SWM had lost its sole-source supplier status with Phillip Morris.

Producer Durables also hurt the performance of the Fund due to stock selection. Trinity Industries (TRN) suffered from a sell-off on fears of a possible second-half, double-dip recession became widespread during the months of May and June. The position has been sold.

PineBridge US Focus Equity Fund Semiannual Review

For the six-month period ending May 31, 2010, the PineBridge US Focus Equity Fund returned -0.78% underperforming the S&P 500 by 1.18%.  The dislocation in global markets following the debt crisis in Greece created a flight away from European and emerging markets exposure.  At the time, our portfolio construction exhibited a pro-global growth bias which hurt performance.

The Fund’s two best performing sectors were consumer discretionary and technology, adding 128 and 34 basis points respectively.  Stock selection was the primary driver behind the outperformance.

Utilities and financials were our two largest laggards, detracting 98 and 128 basis points each.  Sector bias and stock selection were contributing factors in the underperformance by utilities while financials were primarily hurt by poor stock selection for the 6-month period.

Apple Computer was our largest positive contributor, adding 160 basis points during the six months ending May 31.  The company benefited from the introduction of the iPad, a new high margin notebook product, and greater market share gains by its flagship iPhone line.

Express Scripts was another notable winner for the fund, generating 111 basis points.  They continue to benefit from a positive market predisposition towards PBMs and the synergies from their acquisition of NextRX.

Qualcomm was our largest missed opportunity, detracting 100 basis points of performance.  Following lackluster 2010 guidance during their 4Q earnings call, the stock came under pressure from expectations for negative earnings revisions.  We subsequently exited the position.

Baxter International was another large detractor, subtracting 77 basis points.  Weak IVG market guidance by the company in mid-April caused investors to sour on the near to medium-term outlook for the company.  Just as in the case with Qualcomm, we chose to sell the stock.

As we look forward towards the second half of 2010, we believe stock selection will be the key factor in overall alpha generation.  As we stated during our last review, we continue to believe the US Fed will remain on hold through the end of this year and into 2011.  A high liquidity environment, we believe, is conducive to an upwards bias towards large-cap US stocks.

www.PineBridge.com/USMutualFunds

Past performance is not a guarantee of future results.

Opinions expressed are those of PineBridge Investments, LLC as of May 31, 2010 and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell a security.

Mutual fund investing involves risk. Principal loss is possible.  The PineBridge US Micro Cap Growth Fund and PineBridge US Small Cap Growth Fund invest in smaller companies which involve additional risks such as limited liquidity and greater volatility.  The PineBridge US Mid Cap Growth Fund invests in mid capitalization stocks which are more volatile than investing in large company stocks.  The PineBridge US Micro Cap Growth Fund, PineBridge US Small Cap Growth Fund, and the PineBridge US Mid Cap Growth Fund invest in growth stocks, which typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The PineBridge US Focus Equity Fund is non-diversified, meaning it may concentrate its assets in fewer holdings than a diversified fund.  Therefore, the Fund’s share price may be more influenced by fluctuations in each holding’s value than a diversified fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for a full listing of fund holdings.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in an index.

A basis point is one hundredth of a percentage point (0.01%).

Book value is equal to total assets minus liabilities, preferred stock, and intangible assets.

Alpha measures risk-adjusted performance.

This material must be preceded or accompanied by a current prospectus.

The PineBridge Mutual Funds are distributed by Quasar Distributors LLC.

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PineBridge Mutual Funds - Sector Allocation
US Micro Cap Growth Fund (expressed as a percentage of Market Value)
As of May 31, 2010 (Unaudited)

US Small Cap Growth Fund (expressed as a percentage of Market Value)
As of May 31, 2010 (Unaudited)

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - Sector Allocation
US Mid Cap Growth Fund (expressed as a percentage of Market Value)
As of May 31, 2010 (Unaudited)

US Focus Equity Fund (expressed as a percentage of Market Value)
As of May 31, 2010 (Unaudited)

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PineBridge Mutual Funds
Additional Information on Fund Expenses

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/09 – 5/31/10).

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Fund’s transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15.00 may be assessed on outgoing wire transfers and a transaction fee of $25.00 may be assessed on returned checks and stop payment orders. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed

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above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual vs. Hypothetical Returns For the Six Months Ended
May 31, 2010 (Unaudited)

						Hypothetical
						(5% return
				Actual		before expenses)
		Fund’s	Beginning	Ending	Expenses	Ending	Expenses
		Annualized	Account	Account	Paid	Account	Paid
		Expense	Value	Value	During	Value	During
		Ratio1	12/1/09	5/31/10	Period1	5/31/10	Period1

US Micro Cap
Growth Fund	Class I	1.60%	$1,000	$1,140	$ 8.54	$1,016	$8.05
	Class R	1.90%	$1,000	$1,138	$10.13	$1,015	$9.55

US Small Cap
Growth Fund	Class I	1.35%	$1,000	$1,187	$ 7.36	$1,018	$6.79
	Class R	1.65%	$1,000	$1,182	$ 8.98	$1,017	$8.30

US Mid Cap
Growth Fund	Class I	1.20%	$1,000	$1,052	$ 6.14	$1,019	$6.04
	Class R	1.55%	$1,000	$1,051	$ 7.93	$1,017	$7.80

US Focus
Equity Fund	Class I	1.20%	$1,000	$1,140	$ 6.40	$1,019	$6.04
	Class R	1.55%	$1,000	$1,136	$ 8.26	$1,017	$7.80

1	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 365 to reflect the one-half year period.

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PineBridge Mutual Funds - US Micro Cap Growth Fund
Schedule of Investments (Unaudited)	May 31, 2010

Security Description	Shares	Value
Common Stocks — 93.6%
Ambulatory Health Care Services — 1.9%
America Service Group, Inc.	52,300	$962,320
Apparel Manufacturing — 1.9%
True Religion Apparel, Inc.*	34,100	941,501
Chemical Manufacturing — 9.6%
Ardea Biosciences, Inc.*	24,800	620,744
ArQule, Inc.*	67,800	414,258
Celldex Therapeutics, Inc.*	43,900	294,569
Halozyme Therapeutics, Inc.*	66,700	488,911
Kraton Performance Polymers*	50,600	1,037,300
NPS Pharmaceuticals, Inc.*	103,700	683,383
Questcor Pharmaceuticals, Inc.*	138,000	1,306,860
		4,846,025
Clothing and Clothing Accessories Stores — 7.1%
Finish Line, Inc.	78,897	1,313,635
Shoe Carnival, Inc.*	52,141	1,307,175
The Wet Seal, Inc.*	230,144	943,590
		3,564,400
Computer and Electronic Product Manufacturing — 15.9%
Cardtronics, Inc.*	71,700	928,515
Entropic Communications, Inc.*	163,900	875,226
EXFO, Inc.*	120,600	590,940
Ixia*	116,651	1,166,510
Lattice Semiconductor Corp.*	103,215	511,947
Meru Networks, Inc.*	37,500	491,250
Nanometrics, Inc.*	70,000	758,100
Netezza Corp.*	56,200	732,286
NxStage Medical, Inc.*	49,567	693,442
OSI Systems, Inc.*	28,600	751,322
ZOLL Medical Corp.*	17,700	514,185
		8,013,723
Credit Intermediation and Related Activities — 8.3%
Dollar Financial Corp.*	47,589	961,298
Seacoast Banking Corporation of Florida*	299,700	566,433
Southwest Bancorp, Inc.	50,400	779,184
Western Alliance Bancorp*	124,862	1,005,139
World Acceptance Corp.*	24,100	861,093
		4,173,147
Food Services — 2.6%
BJ’s Restaurants, Inc.*	22,379	518,969
Einstein Noah Restaurant Group, Inc.*	60,700	784,851
		1,303,820

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value
Common Stocks (continued)
Heavy and Civil Engineering Construction — 0.7%
Orion Marine Group, Inc.*	23,699	$360,225
Insurance Carriers and Related Activities — 1.2%
Bioscrip, Inc.*	93,600	607,464
Leather and Allied Product Manufacturing — 4.6%
Heelys, Inc.*	104,657	286,760
R.G. Barry Corp.	93,100	1,012,928
Steven Madden Ltd.*	29,785	1,004,648
		2,304,336
Machinery Manufacturing — 5.6%
China Yuchai International Ltd.	20,562	328,375
Mattson Technology, Inc.*	168,600	713,178
Newpark Resources, Inc.*	137,119	880,304
Thermadyne Holdings Corp.*	78,348	889,250
		2,811,107
Miscellaneous Manufacturing — 2.2%
Endologix, Inc.*	110,300	500,762
Mako Surgical Corp.*	47,377	623,955
		1,124,717
Motor Vehicle and Parts Dealers — 2.0%
America’s Car-Mart, Inc.*	37,600	910,672
Lithia Motors, Inc.*	10,700	87,419
		998,091
Oil and Gas Extraction — 1.0%
GeoResources, Inc.*	34,149	489,014
Information Services — 1.3%
Global Traffic Network, Inc.*	125,372	653,188
Plastics and Rubber Products Manufacturing — 1.3%
Zagg, Inc.*	274,900	646,015
Primary Metal Manufacturing — 2.6%
Fushi Copperweld, Inc.*	50,928	506,224
Lihua International, Inc.*	92,000	829,840
		1,336,064
Professional, Scientific, and Technical Services — 9.3%
China TransInfo Technology Corp.*	77,300	501,677
LivePerson, Inc.*	78,900	509,694
NetScout Systems, Inc.*	50,100	677,853
Perficient, Inc.*	82,800	883,476
PowerSecure International, Inc.*	88,400	835,380
Sonic Solutions*	38,302	455,411
SPS Commerce, Inc.*	65,500	791,240
		4,654,731
Software & Services — 5.8%
Convio, Inc.*	61,400	585,142
Interactive Intelligence, Inc.*	52,900	948,497

See Notes to Financial Statements

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Security Description	Shares	Value
Common Stocks (continued)
Software & Services (continued)
OPNET Technologies, Inc.	52,775	$845,983
Smith Micro Software, Inc.*	53,000	522,050
		2,901,672
Sporting Goods, Hobby, Book, and Music Stores — 1.0%
Hibbett Sports, Inc.*	19,052	490,970
Support Activities for Transportation — 3.8%
Pacer International, Inc.*	110,900	902,726
Vitran Corp, Inc.*	72,900	1,029,348
		1,932,074
Textile Product Mills — 0.6%
Joes Jeans, Inc.*	126,694	285,062
Transportation Equipment Manufacturing — 1.8%
American Railcar Industries, Inc.	63,653	901,963
Truck Transportation — 1.5%
Quality Distribution, Inc.*	129,800	735,966
Total Common Stocks (Cost $43,141,593)		47,037,595
Warrants — 0.0%
Energy — 0.0%
GreenHunter Energy, Inc.
Expiration: August 2011, Exercise Price: $27.50	8,140	81
Total Warrants (Cost $4,401)		81
Short Term Investments — 9.5%
Money Market Funds — 9.5%
SEI Daily Income Trust Treasury Fund — Class B, 0.01%#	2,401,726	2,401,726
SEI Daily Income Trust Government Fund —
Class B, 0.05%#	2,395,152	2,395,152
Total Short Term Investments (Cost $4,796,878)		4,796,878
Total Investments (Cost $47,938,471) — 103.1%		51,834,554
Liabilities in Excess of Other Assets — (3.1)%		(1,552,442)
Total Net Assets — 100.0%		$50,282,112

Percentages are stated as a percent of net assets.

*Non-income producing security
#Variable Rate

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - US Small Cap Growth Fund
Schedule of Investments (Unaudited)	May 31, 2010

Security Description	Shares	Value
Common Stocks — 96.0%
Apparel Manufacturing — 1.9%
True Religion Apparel, Inc.*	8,000	$220,880
Chemical Manufacturing — 10.6%
Ardea Biosciences, Inc.*	5,300	132,659
ArQule, Inc.*	15,500	94,705
Celldex Therapeutics, Inc.*	10,000	67,100
Impax Laboratories, Inc.*	14,000	295,050
NPS Pharmaceuticals, Inc.*	18,300	120,597
Questcor Pharmaceuticals, Inc.*	31,100	294,517
Salix Pharmaceuticals, Inc.*	5,528	198,621
		1,203,249
Clothing and Clothing Accessories Stores — 7.6%
Finish Line, Inc.	17,941	298,718
Jos. A. Bank Clothiers, Inc.*	2,500	151,700
Shoe Carnival, Inc.*	9,756	244,583
The Wet Seal, Inc.*	41,253	169,137
		864,138
Computer and Electronic Product Manufacturing — 14.7%
Blue Coat Systems, Inc.*	5,167	110,936
Cardtronics, Inc.*	16,400	212,380
Emulex Corp.*	9,800	102,704
Entropic Communications, Inc.*	37,500	200,250
Ixia*	26,711	267,110
Lattice Semiconductor Corp.*	23,792	118,008
Netezza Corp.*	16,500	214,995
NxStage Medical, Inc.*	11,620	162,564
OSI Systems, Inc.*	6,500	170,755
ZOLL Medical Corp.*	4,000	116,200
		1,675,902
Credit Intermediation and Related Activities — 11.7%
CapitalSource, Inc.	24,900	113,046
Cash America International, Inc.	5,300	195,835
Dollar Financial Corp.*	10,854	219,251
First Midwest Bancorp	14,600	202,502
Southwest Bancorp, Inc.	11,600	179,336
Western Alliance Bancorp*	28,282	227,670
World Acceptance Corp.*	5,500	196,515
		1,334,155
Data Processing, Hosting and Related Services — 1.7%
HMS Holdings Corp.*	3,588	194,685
Electrical Equipment, Appliance, and Component Manufacturing — 2.6%
GrafTech International Ltd.*	17,900	297,319

See Notes to Financial Statements

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Security Description	Shares	Value
Common Stocks (continued)
Food Manufacturing — 1.0%
Diamond Foods, Inc.	2,800	$116,060
Food Services — 2.8%
BJ’s Restaurants, Inc.*	5,093	118,107
Texas Roadhouse, Inc.*	14,000	204,400
		322,507
Heavy and Civil Engineering Construction — 0.7%
Orion Marine Group, Inc.*	5,440	82,688
Leather and Allied Product Manufacturing — 4.7%
Skechers USA, Inc.*	6,000	226,080
Steven Madden Ltd.*	9,070	305,931
		532,011
Machinery Manufacturing — 5.7%
China Yuchai International Ltd.	4,700	75,059
Coinstar, Inc.*	4,300	230,738
Imax Corp.*	11,000	186,450
Newpark Resources, Inc.*	23,438	150,472
		642,719
Miscellaneous Manufacturing — 1.4%
Mako Surgical Corp.*	11,736	154,563
Motor Vehicle and Parts Dealers — 1.3%
America’s Car-Mart, Inc.*	6,300	152,586
Nonmetallic Mineral Product Manufacturing — 1.3%
Globe Specialty Metals, Inc.*	12,600	147,042
Oil and Gas Extraction — 0.9%
GeoResources, Inc.*	7,261	103,977
Primary Metal Manufacturing — 0.8%
Fushi Copperweld, Inc.*	8,864	88,108
Professional, Scientific, and Technical Services — 12.7%
Allscripts-Misys Healthcare Solutions*	9,800	184,338
DG FastChannel, Inc.*	4,232	179,733
Incyte Corp.*	10,500	135,345
LivePerson, Inc.*	18,000	116,280
MedAssets, Inc.*	6,057	137,433
NetScout Systems, Inc.*	12,000	162,360
Perficient, Inc.*	18,900	201,663
Sonic Solutions*	8,694	103,372
GSI Commerce, Inc.*	8,000	225,280
		1,445,804
Software & Services — 5.1%
Interactive Intelligence, Inc.*	12,200	218,746
OPNET Technologies, Inc.	11,039	176,955
Smith Micro Software, Inc.*	12,100	119,185
SuccessFactors, Inc.*	2,709	60,302
		575,188

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value
Common Stocks (continued)
Sporting Goods, Hobby, Book, and Music Stores — 1.1%
Hibbett Sports, Inc.*	4,627	$119,238
Support Activities for Transportation — 2.7%
Pacer International, Inc.*	26,400	214,896
Vitran Corp, Inc.*	6,615	93,404
		308,300
Transportation Equipment Manufacturing — 1.5%
American Railcar Industries, Inc.	11,864	168,113
Truck Transportation — 1.5%
Quality Distribution, Inc.*	29,900	169,533
Total Common Stocks (Cost $10,158,752)		10,918,765
Short Term Investments — 9.2%
Money Market Funds — 9.2%
SEI Daily Income Trust Government Fund —
Class B, 0.05%#	529,998	529,998
SEI Daily Income Trust Treasury Fund — Class B, 0.01%#	517,195	517,195
Total Short Term Investments (Cost $1,047,193)		1,047,193
Total Investments (Cost $11,205,945) — 105.2%		11,965,958
Liabilities in Excess of Other Assets — (5.2)%		(592,989)
Total Net Assets — 100.0%		$11,372,969

Percentages are stated as a percent of net assets.

*Non-income producing security.
#Variable Rate

See Notes to Financial Statements

 1.800.426.9157

PineBridge Mutual Funds - US Mid Cap Growth Fund
Schedule of Investments (Unaudited)	May 31, 2010

Security Description	Shares	Value
Common Stocks — 86.4%
Apparel Manufacturing — 1.6%
Phillips-Van Heusen Corp.	11,300	$618,449
Chemical Manufacturing — 6.1%
Biovail Corp.	42,300	634,923
CF Industries Holdings, Inc.	7,500	514,425
Dendreon Corp.*	18,500	802,900
Mylan, Inc.*	24,200	470,448
		2,422,696
Clothing and Clothing Accessories Stores — 1.7%
Foot Locker, Inc.	45,900	684,369
Computer and Electronic Product Manufacturing — 12.8%
Dolby Laboratories, Inc.*	16,500	1,089,165
Fossil, Inc.*	11,400	427,500
Illumina, Inc.*	21,900	920,676
JDS Uniphase Corp.*	52,200	600,300
Marvell Technology Group Ltd.*	39,010	740,410
Microsemi Corp.*	29,500	456,660
Sirona Dental Systems, Inc.*	24,100	852,658
		5,087,369
Construction of Buildings — 1.1%
Lennar Corp.	25,000	432,500
Credit Intermediation and Related Activities — 1.2%
First Midwest Bancorp	33,500	464,645
Data Processing, Hosting and Related Services — 1.5%
Akamai Technologies, Inc.*	15,400	611,688
Educational Services — 3.0%
Career Education Corp.*	19,900	557,200
Devry, Inc.	10,900	626,641
		1,183,841
Electrical Equipment, Appliance, and Component Manufacturing — 4.3%
AMETEK, Inc.	28,800	1,169,280
GrafTech International Ltd.*	31,100	516,571
		1,685,851
Fabricated Metal Product Manufacturing — 2.0%
BE Aerospace, Inc.*	29,600	802,752
Food Services — 2.3%
Chipotle Mexican Grill, Inc.*	6,500	924,820
Furniture and Home Furnishings Stores — 1.8%
Williams-Sonoma, Inc.	24,500	732,060

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value
Common Stocks (continued)
General Merchandise Stores — 1.6%
O’Reilly Automotive, Inc.*	12,300	$627,546
Insurance Carriers and Related Activities — 1.9%
Lincoln National Corp.	28,000	740,880
Leather and Allied Product Manufacturing — 1.9%
Skechers USA, Inc.*	19,900	749,832
Machinery Manufacturing — 4.3%
Cummins, Inc.	5,900	401,082
Flowserve Corp.	8,300	789,330
FMC Technologies, Inc.*	8,800	511,720
		1,702,132
Mining — 1.3%
Cliffs Natural Resources, Inc.	9,000	502,740
Miscellaneous Manufacturing — 6.5%
Coach, Inc.	23,500	966,085
Estee Lauder Companies, Inc.	15,200	885,704
Intuitive Surgical, Inc.*	2,200	710,094
		2,561,883
Miscellaneous Store Retailers — 1.1%
Ashland, Inc.	8,000	428,880
Oil and Gas Extraction — 1.3%
Continental Resources, Inc.*	11,100	523,476
Professional, Scientific, and Technical Services — 6.1%
Allscripts-Misys Healthcare Solutions*	41,200	774,972
priceline.com, Inc.*	3,200	611,712
salesforce.com, Inc.*	12,000	1,038,360
		2,425,044
Publishing Industries — 6.5%
Informatica Corp.*	40,900	1,055,220
Rovi Corp.*	40,900	1,527,206
		2,582,426
Rental and Leasing Services — 2.3%
GATX Corp.	31,900	922,229
Support Activities for Mining — 1.6%
Superior Energy Services, Inc.*	30,000	652,800
Transportation Equipment Manufacturing — 3.4%
Lennox International, Inc.	30,200	1,351,450
Truck Transportation — 2.0%
J.B. Hunt Transport Services, Inc.	22,900	790,737
Waste Management and Remediation Services — 5.2%
Republic Services, Inc.	41,800	1,217,216
Stericycle, Inc.*	14,400	844,128
		2,061,344
Total Common Stocks (Cost $34,925,974)		34,274,439

See Notes to Financial Statements

1.800.426.9157

Security Description	Shares	Value
Exchange Traded Funds — 6.0%
Funds, Trusts, and Other Financial Vehicles — 6.0%
Consumer Staples Select Sector SPDR Fund	58,900	$1,553,193
Proshares Ultrashort Russell 2000 ETF*	40,400	822,140
Total Exchange Traded Funds (Cost $2,487,301)		2,375,333
Real Estate Investment Trusts — 1.3%
Real Estate — 1.3%
Digital Realty Trust, Inc.	9,400	534,954
Total Real Estate Investment Trusts (Cost $511,709)		534,954
Short Term Investments — 5.5%
Money Market Funds — 5.5%
SEI Daily Income Trust Government Fund —
Class B, 0.05%#	1,664,941	1,664,941
SEI Daily Income Trust Treasury Fund — Class B, 0.01%#	508,032	508,032
Total Short Term Investments (Cost $2,172,973)		2,172,973
Total Investments (Cost $40,097,957) — 99.2%		39,357,699
Other Assets in Excess of Liabilities — 0.8%		316,378
Total Net Assets — 100.0%		$39,674,077

Percentages are stated as a percent of net assets.

*Non-income producing security.
#Variable Rate

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - US Focus Equity Fund
Schedule of Investments (Unaudited)	May 31, 2010

Security Description	Shares	Value
Common Stocks — 89.5%
Ambulatory Health Care Services — 4.4%
Laboratory Corp. of America Holdings*	22,600	$1,708,786
Beverage Product Manufacturing — 12.0%
Coca Cola Enterprises, Inc.	62,077	1,620,210
Pepsico, Inc.	49,100	3,087,899
		4,708,109
Chemical Manufacturing — 10.0%
Amgen Inc.*	30,409	1,574,578
Dow Chemical Co.	59,600	1,603,836
Mylan, Inc.*	38,800	754,272
		3,932,686
Computer and Electronic Product Manufacturing — 12.1%
Apple Computer, Inc.*	12,700	3,265,932
Hewlett Packard Co.	31,900	1,467,719
		4,733,651
Couriers and Messengers — 4.3%
United Parcel Service, Inc.	26,600	1,669,416
Credit Intermediation and Related Activities — 3.8%
Comerica, Inc.	38,957	1,484,262
Electronics and Appliance Stores — 0.3%
Radioshack Corp.	6,011	122,865
General Merchandise Stores — 4.5%
O’Reilly Automotive, Inc.*	34,500	1,760,190
Health and Personal Care Stores — 4.2%
Express Scripts, Inc.*	16,500	1,659,900
Machinery Manufacturing — 8.0%
Deere & Co.	54,600	3,149,328
Management of Companies and Enterprises — 7.6%
AES Corp.*	144,700	1,486,069
Foster Wheeler Ltd.*	62,900	1,510,229
		2,996,298
Miscellaneous Manufacturing — 4.0%
WMS Industries, Inc.*	33,673	1,560,070
Oil and Gas Extraction — 4.1%
Occidental Petroleum Corp.	19,700	1,625,447
Petroleum and Coal Products Manufacturing — 3.9%
Chevron Corp.	20,644	1,524,972
Support Activities for Mining — 1.6%
Halliburton Co.	25,800	640,614

See Notes to Financial Statements

 1.800.426.9157

Security Description	Shares	Value
Common Stocks (continued)
Waste Management and Remediation Services — 4.7%
Stericycle, Inc.*	31,500	$1,846,530
Total Common Stocks (Cost $35,177,940)		35,123,124
Exchange Traded Funds — 8.4%
Funds, Trusts, and Other Financial Vehicles — 8.4%
Financial Select Sector SPDR Fund	113,900	1,672,052
SPDR Trust Series 1	14,801	1,619,821
Total Exchange Traded Funds (Cost $3,664,657)		3,291,873
Short Term Investments — 1.9%
Money Market Funds — 1.9%
SEI Daily Income Trust Government Fund —
Class B, 0.05%#	739,933	739,933
Total Short Term Investments (Cost $739,933)		739,933
Total Investments (Cost $39,582,530) — 99.8%		39,154,930
Other Assets in Excess of Liabilities — 0.2%		89,495
Total Net Assets — 100.0%		$39,244,425

Percentages are stated as a percent of net assets.

*Non-income producing security.
#Variable Rate

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Statement of Assets and Liabilities (Unaudited)	May 31, 2010

	US Micro Cap	US Small Cap	US Mid Cap	US Focus
	Growth Fund	Growth Fund	Growth Fund	Equity Fund
ASSETS:
Investment securities, at value*	$47,037,676	$10,918,765	$37,184,726	$38,414,997
Short-term securities*	4,796,878	1,047,193	2,172,973	739,933
Receivable for investments sold	187,464	48,019	——	——
Interest and dividends receivable	10,403	51,510	365,639	283,301
Receivable for shares of
beneficial interest sold	29,568	7,304	——	——
Prepaid expenses
and other assets	13,964	21,437	29,606	24,948
Total assets	52,075,953	12,094,228	39,752,944	39,463,179

LIABILITIES:
Payable for investments
purchased	1,657,377	625,996	——	120,387
Payable for shares of
beneficial interest redeemed	15,164	4,402	3	1,688
Investment advisory and
management fees payable	55,656	24,213	29,895	16,672
Accrued expenses	51,809	57,759	44,391	57,797
Administration fee payable	6,147	1,986	714	7,263
Other payables	2,928	5,625	3,576	13,101
Distribution and service
maintenance fees payable	4,760	1,278	288	1,846
Total liabilities	1,793,841	721,259	78,867	218,754
Net assets	$50,282,112	$11,372,969	$39,674,077	$39,244,425

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest at par
value of $0.001	$3,353	$612	$5,060	$2,813
Paid-in capital	71,417,422	31,753,770	47,489,258	66,319,757
	71,420,775	31,754,382	47,494,318	66,322,570
Accumulated undistributed net
investment gain (loss)	(344,893)	(201,241)	25,905	(182,749)
Accumulated net realized
gain (loss) on investments	(24,685,452)	(20,940,185)	(7,105,888)	(26,467,796)
Net unrealized appreciation
(depreciation) of investments	3,891,682	760,013	(740,258)	(427,600)
Net assets	$50,282,112	$11,372,969	$39,674,077	$39,244,425
*Identified cost:
Investment securities	$43,145,994	$10,158,752	$37,924,984	$38,842,597
Short-term securities	$4,796,878	$1,047,193	$2,172,973	$739,933

See Notes to Financial Statements

1.800.426.9157

	US Micro Cap	US Small Cap	US Mid Cap	US Focus
	Growth Fund	Growth Fund	Growth Fund	Equity Fund
Class I
(unlimited shares authorized):
Net assets	$45,503,672	$9,261,303	$39,225,378	$36,991,828
Shares of beneficial interest
issued and outstanding	3,027,574	495,724	5,000,876	2,647,595
Net asset value, offering and
redemption price per share	$15.03	$18.68	$7.84	$13.97

Class R
(unlimited shares authorized):
Net assets	$4,778,440	$2,111,666	$448,699	$2,252,597
Shares of beneficial interest
issued and outstanding	325,924	115,949	59,212	165,377
Net asset value, offering and
redemption price per share	$14.66	$18.21	$7.58	$13.62

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Statement of Operations (Unaudited)	For the year ended May 31, 2010

	US Micro Cap	US Small Cap	US Mid Cap	US Focus
	Growth Fund	Growth Fund	Growth Fund	Equity Fund
INVESTMENT INCOME:
Income:
Dividends	$58,135	$22,530	$58,423	$187,282
Interest	350	57	341	244
Other income	1,502	700	1,480	2,693
Total investment income	59,987	23,287	60,244	190,219

Expenses:
Investment advisory and
management fees	298,386	53,881	155,200	141,025
Adminstration fees	19,896	13,562	16,212	15,850
Distribution and service
maintenance fees — Class R	8,205	3,927	876	3,411
Transfer agent fees and expenses	32,012	20,296	27,652	28,526
Registration fees	10,575	10,484	10,194	10,441
Fund accounting expenses	20,200	16,870	14,150	16,356
Custodian fees and expenses	6,630	3,162	4,374	5,110
Audit and tax fees	18,066	8,056	14,870	15,306
Trustees’ fees and expenses	20,186	4,140	18,248	16,048
Printing expense	7,490	2,094	3,946	6,900
Legal fees and expenses	44,138	15,530	41,132	44,879
Insurance expense	1,003	336	644	742
Miscellaneous expenses	910	258	395	728
Total expenses	487,697	152,596	307,893	305,322
Less: Expenses waived
or reimbursed	(82,817)	(68,411)	(58,700)	(63,125)
Net expenses	404,880	84,185	249,193	242,197
Net Investment loss	(344,893)	(60,898)	(188,949)	(51,978)

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	8,929,692	2,088,731	5,053,735	1,159,013
Net change in unrealized
appreciation (depreciation)
of investments	(2,356,406)	(816,138)	(2,855,747)	(1,429,818)
Net realized and unrealized
gain (loss) on investments	6,573,286	1,272,593	2,197,988	(270,805)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,228,393	$1,211,695	$2,009,039	$(322,783)

See Notes to Financial Statements

1.800.426.9157

PineBridge Mutual Funds
Statements of Changes in Net Assets

	US Micro Cap Growth Fund		US Small Cap Growth Fund
	For The Six	For The	For The Six	For The
	Months Ended	Year Ended	Months Ended	Year Ended
	May 31,	November 30,	May 31,	November 30,
	2010	2009	2010	2009
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN
NET ASSETS FROM:
Operations:
Net investment income	$(344,893)	$(586,187)	$(60,898)	$(140,343)
Net realized gain (loss)
on investments	8,929,692	(5,008,074)	2,088,731	(170,185)
Net change in unrealized
appreciation or (depreciation)
of investments	(2,356,406)	14,802,562	(816,138)	3,080,454
Net increase (decrease)
in net assets resulting
from operations	6,228,393	9,208,301	1,211,695	2,769,926

Net increase (decrease) in
net assets resulting from
capital share transactions	(266,121)	(10,928,032)	(1,345,890)	(6,790,899)

Total increase (decrease)
in net assets	5,962,272	(1,719,731)	(134,195)	(4,020,973)

NET ASSETS:
Beginning of period	44,319,840	46,039,571	11,507,164	15,528,137
End of period	$50,282,112	$44,319,840	$11,372,969	$11,507,164

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

	US Mid Cap Growth Fund		US Focus Equity Fund
	For The Six	For The	For The Six	For The
	Months Ended	Year Ended	Months Ended	Year Ended
	May 31,	November 30,	May 31,	November 30,
	2010	2009	2010	2009
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN
NET ASSETS FROM:
Operations:
Net investment income	$(188,949)	$(216,204)	$(51,978)	$(139,900)
Net realized gain (loss)
on investments	5,053,735	620,160	1,159,013	5,017,645
Net change in unrealized
appreciation or (depreciation)
of investments	(2,855,747)	5,059,668	(1,429,818)	3,986,983
Net increase (decrease)
in net assets resulting
from operations	2,009,039	5,463,624	(322,783)	8,864,728

Net increase (decrease) in
net assets resulting from
capital share transactions	(521,649)	4,334,380	332,295	(2,456,223)

Total increase (decrease)
in net assets	1,487,390	9,798,004	9,512	6,408,505

NET ASSETS:
Beginning of period	38,186,687	28,388,683	39,234,913	32,826,408
End of period	$39,674,077	$38,186,687	$39,244,425	$39,234,913

See Notes to Financial Statements

 1.800.426.9157

PineBridge Mutual Funds
Financial Highlights

US MICRO CAP GROWTH FUND
Class I

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$20.27	$(0.24)	$ 0.73	$ 0.49	$—	$ —	$ —	$20.76	2.42%	$94,226	1.52%	(1.22)%	197%
11/30/06	20.76	(0.21)	4.05	3.84	—	(0.14)	(0.14)	24.46	18.64	86,841	1.60	(0.92)	304
11/30/07	24.46	(0.26)	4.77	4.51	—	(4.09)	(4.09)	24.88	21.94	90,421	1.60	(1.13)	149
11/30/08	24.88	(0.10)	(10.40)	(10.50)	—	(3.96)	(3.96)	10.42	(50.02)	41,582	1.60	(0.58)	250
11/30/09	10.42	(0.15)	2.91	2.76	—	—	—	13.18	26.49	40,122	1.60	(1.36)	209
5/31/10	13.18	(0.10)	1.95	1.85	—	—	—	15.03	14.044	45,504	1.605	(1.36)5	1344
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	1.62%	1.73%	1.73%	1.73%	2.00%	1.93%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	(1.22)%	(1.05)%	(1.26)%	(0.71)%	(1.76)%	(1.69)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

US MICRO CAP GROWTH FUND
Class R

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$20.07	$(0.28)	$ 0.71	$ 0.43	$—	$ —	$ —	$20.50	2.14%	$12,408	1.75%	(1.45)%	197%
11/30/06	20.50	(0.22)	4.10	3.88	—	(0.14)	(0.14)	24.24	19.07	6,707	1.81	(1.13)	304
11/30/07	24.24	(0.32)	4.68	4.36	—	(4.09)	(4.09)	24.51	21.53	12,851	1.87	(1.39)	149
11/30/08	24.51	(0.14)	(10.20)	(10.34)	—	(3.96)	(3.96)	10.21	(50.14)	4,458	1.85	(0.82)	250
11/30/09	10.21	(0.18)	2.85	2.67	—	—	—	12.88	26.15	4,198	1.90	(1.66)	209
5/31/10	12.88	(0.12)	1.90	1.78	—	—	—	14.66	13.824	4,778	1.905	(1.66)5	1344
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	1.90%	1.99%	2.06%	2.03%	2.35%	2.28%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	(1.50)%	(1.31)%	(1.58)%	(1.00)%	(2.11)%	(2.04)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

See Notes to Financial Statements

1.800.426.9157

US SMALL CAP GROWTH FUND
Class I

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$17.67	$(0.16)	$1.08	$ 0.92	$ —	$—	$ —	$18.59	5.21%	$33,082	1.28%	(0.95)%	186%
11/30/06	18.59	(0.16)	2.95	2.79	—	—	—	21.38	15.01	25,284	1.35	(0.82)	307
11/30/07	21.38	0.55	5.88	6.43	—	—	—	27.81	30.076	29,559	1.35	2.21	173
11/30/08	27.81	(0.15)	(13.93)	(14.08)	(0.54)	—	(0.54)	13.19	(51.62)	13,187	1.35	(0.68)	366
11/30/09	13.19	(0.15)	3.79	3.64	—	—	—	16.83	27.60	9,327	1.35	(1.03)	280
5/31/10	16.83	(0.09)	1.94	1.85	—	—	—	18.68	10.994	9,261	1.355	(0.96)%5	1604
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	1.38%	1.66%	1.86%	1.69%	2.53%	2.48%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	(0.95)%	(1.13)%	1.70%	(1.02)%	(2.21)%	(2.09)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.
6	Payments by affiliates increased the total return by 2.68%.

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

US SMALL CAP GROWTH FUND
Class R

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$17.23	$(0.20)	$ 1.05	$0.85	$ —	$—	$—	$18.08	4.93%	$4,189	1.50%	(1.17)%	186%
11/30/06	18.08	(0.20)	3.13	2.93	—	—	—	21.01	16.21	3,698	1.59	(1.06)	307
11/30/07	21.01	0.46	5.78	6.24	—	—	—	27.25	29.706	6,658	1.64	1.87	173
11/30/08	27.25	(0.21)	(13.66)	(13.87)	(0.47)	—	(0.47)	12.91	(51.78)	2,341	1.65	(0.98)	366
11/30/09	12.91	(0.19)	3.71	3.52	—	—	—	16.43	27.27	2,181	1.65	(1.33)	280
5/31/10	16.43	(0.11)	1.89	1.78	—	—	—	18.21	10.834	2,112	1.655	(1.26)5	1604
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	1.65%	1.95%	2.20%	2.04%	2.88%	2.83%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	(1.22)%	(1.42)%	1.31%	(1.37)%	(2.56)%	(2.44)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.
6	Payments by affiliates increased the total return by 2.74%.

See Notes to Financial Statements

1.800.426.9157

US MID CAP GROWTH FUND
Class I

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$11.34	$(0.08)	$1.04	$0.96	$—	$ —	$ —	$12.30	8.47%	$27,743	1.19%	(0.71)%	272%
11/30/06	12.30	0.06	0.62	0.68	—	(1.51)	(1.51)	11.47	5.93	14,951	1.20	0.52	499
11/30/07	11.47	(0.09)	3.41	3.32	(0.06)	(0.92)	(0.98)	13.81	31.62	6,126	1.20	(0.77)	237
11/30/08	13.81	(0.08)	(5.24)	(5.32)	—	(2.07)	(2.07)	6.42	(45.43)	2,953	1.20	(0.75)	407
11/30/09	6.42	(0.05)	1.08	1.03	—	—	—	7.45	16.04	37,721	1.20	(0.65)	516
5/31/10	7.45	(0.04)	0.43	0.39	—	—	—	7.84	5.234	39,225	1.205	(0.91)5	2494
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	1.19%	1.35%	1.45%	1.41%	1.57%	1.48%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	(0.71)%	0.37%	(1.02)%	(0.96)%	(1.02)%	(1.19)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds

US MID CAP GROWTH FUND
Class R

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$11.19	$(0.09)	$1.02	$0.93	$ —	$ —	$ —	$12.12	8.31%	$34,126	1.25%	(0.77)%	272%
11/30/06	12.12	0.05	0.60	0.65	—	(1.51)	(1.51)	11.26	5.86	35,833	1.22	0.50	499
11/30/07	11.26	(0.09)	3.29	3.20	(0.06)	(0.92)	(0.98)	13.48	31.22	46,781	1.23	(0.80)	237
11/30/08	13.48	(0.07)	(5.10)	(5.17)	—	(2.07)	(2.07)	6.24	(45.44)	25,436	1.22	(0.77)	407
11/30/09	6.24	(0.04)	1.01	0.97	—	—	—	7.21	15.54	466	1.23	(0.68)	516
5/31/10	7.21	(0.05)	0.42	0.37	—	—	—	7.58	5.134	449	1.555	(1.26)5	2494
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	1.25%	1.37%	1.48%	1.43%	1.60%	1.83%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	(0.77)%	0.35%	(1.05)%	(0.98)%	(1.05)%	(1.54)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

See Notes to Financial Statements

 1.800.426.9157

US FOCUS EQUITY FUND
Class I

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$14.46	$(0.10)	$ 1.46	$ 1.36	$ —	$—	$ —	$15.82	9.41%	$16,107	1.20%	(0.70)%	295%
11/30/06	15.82	0.05	0.84	0.89	—	—	—	16.71	5.63	8,675	1.20	0.31	507
11/30/07	16.71	0.10	5.05	5.15	(0.05)	—	(0.05)	21.81	30.956	7,991	1.20	0.55	239
11/30/08	21.81	(0.15)	(10.68)	(10.83)	(0.08)	—	(0.08)	10.90	(49.84)	3,520	1.20	(0.80)	397
11/30/09	10.90	(0.05)	3.23	3.18	—	—	—	14.08	29.17	37,310	1.20	(0.39)	563
5/31/10	14.08	(0.02)	(0.09)	(0.11)	—	—	—	13.97	(0.78)4	36,992	1.205	(0.24)5	1194
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	1.30%	1.37%	1.39%	1.36%	1.65%	1.52%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class I	(0.80)%	0.14%	0.36%	(0.96)%	(0.84)%	(0.56)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.
6	Payments by affiliates increased the total return by 1.21%.

See Notes to Financial Statements

www.PineBridge.com/USMutualFunds 1.800.426.9157

US FOCUS EQUITY FUND
Class R

			Net									Ratio
			gain								Ratio	of net
			(loss)		Dividends			Net			of net	invest-
	Net	Net	on invest-	Total	from	Distri-		Asset		Net	expenses	ment
	Asset	invest-	ments	from	net	butions		Value,		Assets	to	income
	Value,	ment	(realized	invest-	invest-	from	Total	end		end of	average	(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
	of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000's)	assets1	net assets2	Turnover
11/30/05	$14.27	$(0.11)	$ 1.43	$ 1.32	$ —	$—	$ —	$15.59	9.25%	$42,492	1.24%	(0.74)%	295%
11/30/06	15.59	0.05	0.83	0.88	—	—	—	16.47	5.64	44,048	1.24	0.27	507
11/30/07	16.47	0.08	4.94	5.02	(0.05)	—	(0.05)	21.44	30.596	65,502	1.23	0.45	239
11/30/08	21.44	(0.15)	(10.49)	(10.64)	(0.08)	—	(0.08)	10.72	(49.82)	29,306	1.25	(0.85)	397
11/30/09	10.72	(0.05)	3.08	3.03	—	—	—	13.75	28.26	1,925	1.24	(0.43)	563
5/31/10	13.75	(0.04)	(0.09)	(0.13)	—	—	—	13.62	(0.95)4	2,253	1.555	(0.59)5	1194
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	1.34%	1.41%	1.42%	1.41%	1.69%	1.87%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2005	11/30/2006	11/30/2007	11/30/2008	11/30/2009	5/31/20105
Class R	(0.84)%	0.10%	0.26%	(1.01)%	(0.88)%	(0.91)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.
6	Payments by affiliates increased the total return by 1.23%.

See Notes to Financial Statements

 1.800.426.9157

Pinebridge Mutual Funds
Notes to Financial Statements (Unaudited)May 31, 2010

1.  Description of the Fund.  PineBridge Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust. The Trust’s Declaration of Trust, as amended, permits the Trustees to establish separate series or “Funds,” each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are currently divided into four Funds, the PineBridge US Micro Cap Growth Fund (“US Micro Cap Growth Fund”), the PineBridge US Small Cap Growth Fund (“US Small Cap Growth Fund”), the PineBridge US Mid Cap Growth Fund (“US Mid Cap Growth Fund”) and the PineBridge US Focus Equity Fund (“US Focus Equity Fund”) (each, a “Fund” and collectively, the “Funds”).

On January 29, 2010, the Trust was renamed from Brazos Mutual Funds to PineBridge Mutual Funds and the Funds changed their names as follows:

Current Name	Former Name
PineBridge US Micro Cap Growth Fund	Brazos Micro Cap Portfolio
PineBridge US Small Cap Growth Fund	Brazos Small Cap Portfolio
PineBridge US Mid Cap Growth Fund	Brazos Mid Cap Portfolio
PineBridge US Focus Equity Fund	Brazos Growth Portfolio

The investment objective and principal strategy for each Fund is as follows:

US Micro Cap Growth Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing, under normal market conditions, at least 80% of its net assets in stocks of U.S. micro capitalization (“micro-cap”) issuers.

US Small Cap Growth Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing, under normal market conditions, at least 80% of its net assets in stocks of U.S. small capitalization (“small cap”) issuers.

US Mid Cap Growth Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing, under normal market conditions, at least 80% of its net assets in stocks of U.S. middle capitalization (“mid-cap”) issuers.

US Focus Equity Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing, under normal market conditions, at least 80% of its net assets in equity securities and equity-related securities of up to 25 U.S. companies.

www.PineBridge.com/USMutualFunds

The Funds each have two classes of shares, as follows:

Class I (formerly Class Y) shares –	-Offered at net asset value per share exclusively for investors with a one million dollar minimum initial investment.
Class R (formerly Class N) shares –	-Offered at net asset value per share.

Each share of a particular class issued by each Fund bears the same voting, dividend, liquidation and other rights and conditions. Class R shares make distribution and service fee payments under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Effective January 29, 2010, Class Y shares were renamed as Class I shares and Class N shares were renamed as Class R shares.

2.  Significant Accounting Policies.  The following is a summary of the significant accounting policies of the Fund:

Security Valuation.  Each Fund’s securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value. For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which the security is primarily traded. For NASDAQ equity securities, the Funds use the NASDAQ official closing price. Unlisted securities and listed securities, which have not been traded on the valuation date, are valued at the average between the last price asked and the last price bid. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar date.

1.800.426.9157

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Following table summarizes the Funds; investments as of May 31, 2010.

	US Micro Cap	US Small Cap	US Mid Cap	US Focus
Valuation Inputs	Growth Fund	Growth Fund	Growth Fund	Equity Fund
Level 1
Common Stocks	$47,037,595	$10,918,765	$34,274,439	$35,123,124
Short Term Investments	4,796,878	1,047,193	2,172,973	739,933
Other Investment Companies	—	—	2,910,287	3,291,873
Total Level 1	51,834,473	11,965,958	39,357,699	39,154,930
Level 2
Warrants	81	—	—	—
Level 3	—	—	—	—
Total	$51,834,554	$11,965,958	$39,357,699	$39,154,930

See the Schedule of Investments for the investments detailed by industry classification.

Restricted Securities.  Certain of the US Micro Cap Fund’s investments are restricted and are valued as determined by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit and percent of net assets which the securities comprise at May 31, 2010.

							Fair Value as
		Number	Acquisition	Acquisition	Fair Value	Fair	Percent of
Investment Security		of Units	Date	Cost	Per Unit	Value	Net Assets
Greenhunter Energy,
Inc.	Warrants	8,140	7/13/07	$4,401	$0.01	$81	0.0%

Federal Income Taxes.  Each Fund is treated as a separate entity and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.

The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities.  As of November 30, 2009, open tax years include the tax years ended November 30, 2006 through 2008. The Funds have no examination in Progress.

www.PineBridge.com/USMutualFunds

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of these financial reporting rules resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Allocation of Income and Expenses.  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions to Shareholders.  Each Fund will distribute at least annually to shareholders substantially all of its net investment income. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2009, the US Micro Cap Growth Fund had a decrease in undistributed net investment loss of $586,187, and a decrease in paid-in capital of $586,187. The US Small Cap Growth Fund had a decrease in undistributed net investment loss of $140,343, a decrease in accumulated realized loss of $4,488, and a decrease in paid-in capital of $144,831. The US Mid Cap Growth Fund had a decrease in undistributed net investment loss of $216,204, an increase in accumulated realized loss of $675, and a decrease in paid-in capital of $215,529. The US Focus Equity Fund had a decrease in undistributed net investment loss of $139,873, an increase in accumulated realized loss of $891, and a decrease in paid-in capital of $138,982.  The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.  There were no distributions during the six months ended May 31, 2010.

Use of Estimates in the Preparation of Financial Statements.  The preparation of financial statements in conformity with accounting principles generally accepted

 1.800.426.9157

in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Guarantees and indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience the Funds expect the risk of loss to be remote.

New Accounting Pronouncements.  In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Funds are currently evaluating the impact it will have on financial statement disclosures.

3.  Investment Securities.  The aggregate purchases and sales of long-term securities for the six months ended May 31, 2010 were as follows:

	Purchases	Sales
US Micro Cap Growth Fund	$43,444,952	$47,145,755
US Small Cap Growth Fund	22,322,854	24,728,626
US Mid Cap Growth Fund	77,860,509	71,767,283
US Focus Equity Fund	78,711,102	78,852,526

The Funds did not invest in U.S. government securities.

4.  Advisory Fees and Other Agreements.  The Trust, on behalf of each Fund, employs PineBridge Investments, LLC (the “Adviser”), to furnish investment advisory and other services to the Trust and each Fund.  Under Investment Advisory Agreements with the Trust, the Adviser manages the investment and reinvestment of the assets of the Funds. The Adviser must adhere to the stated investment objectives and policies of the Funds, and is subject to the control and supervision of the Trust’s Board of Trustees. For its services under the Advisory Agreement, the Funds contractually agreed to pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90%, 0.75% and 0.63% (0.75% from December 1, 2009 – January 29, 2010) of the average daily net assets of the US Micro Cap Growth Fund, US Small Cap Growth Fund, US Mid Cap Growth Fund, and US Focus Equity Fund, respectively.

In March 2010, the Trust held a special meeting of shareholders. At the meeting, shareholders approved an investment advisory agreement with the Adviser, a change in each Fund’s Investment objective from fundamental to non-fundamental, a change the classification of the US Focus Equity Fund from diversified to non-diversified, and elected the Trustees.

www.PineBridge.com/USMutualFunds

The meeting initially was held on March 17, 2010.  At that time, the Trustees were elected and shareholders approved matters pertaining to the US Focus Equity Fund and the US Mid Cap Growth Fund.  Shareholder approval of matters pertaining to the US Micro Cap Growth Fund and the US Small Cap Growth Fund was obtained at adjournments of the meeting on March 24, 2010 and April 20, 2010, respectively.  For more information regarding the shareholders’ meeting, see the Additional Information section of the Notes.

The Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses as to cap the annual net expense rate for the Funds through March 30, 2011 as set forth below. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and the indirect fees and expenses that the Funds incur in connection with investments in other registered and unregistered investment companies.  This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust.

Fund	Class I	Class R
US Micro Cap Growth	1.60%	1.90%
US Small Cap Growth	1.35%	1.65%
US Mid Cap Growth	1.20%	1.55%
US Focus Equity	1.20%	1.55%

The amount of any fee waiver or reimbursed expenses may be reimbursed to the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Fund’s expenses and such reimbursements do not exceed the Fund’s expense cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Fund will be charged only such lower expenses.

For the six months ended May 31, 2010, the Adviser contractually reimbursed certain operating expenses of the US Micro Cap Growth Fund, US Small Cap Growth Fund, US Mid Cap Growth Fund, and US Focus Equity Fund in the amounts of $82,817, $68,411, $58,700, and $63,125 respectively.

Under the terms of the agreements, reimbursed expenses, including prior period expenses, are subject to potential recovery for up to three years. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

	US Micro Cap	US Small Cap	US Mid Cap	US Focus
Year of Expiration	Growth Fund	Growth Fund	Growth Fund	Equity Fund
November 30, 2010	$123,850	$164,949	$123,416	$114,995
November 30, 2011	111,548	106,515	93,799	92,862
November 30, 2012	172,025	154,246	121,399	151,198
November 30, 2013	82,817	68,411	58,700	63,125
	$490,240	$494,121	$397,314	$422,180

The Trust, on behalf of each Fund, entered into a Distribution Agreement with Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC (the “Administrator”). Rule 12b-1 under the 1940 Act permits an investment

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company directly or indirectly to pay expenses associated with the distribution of its shares (“distribution expenses”) in accordance with a plan adopted by the investment company’s board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and Class R shareholders have adopted a Distribution Plan hereinafter referred to as the “Class R Plan”.

Under the Class R Plan, the Trust is authorized to pay to the Distributor and/or other parties (which need not be registered broker-dealers) distribution and/or service fees for a Fund at an annual rate of up to 0.35% of the average daily net assets of such Fund share class. This fee will be paid pursuant to an appropriate agreement in payment for any activities or expenses intended to result in the sale and/or retention of Trust shares, including, but not limited to, (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of a Fund. These fees are payable by the Trust on behalf of a Fund regardless of whether those fees exceed or are less than the actual expenses incurred by the Distributor and/or other applicable parties with respect to such Fund in a particular year.

Presently, the Board has authorized payments under the Plan only to the extent necessary to pay for actual 12b-1 expenses incurred. These authorizations currently amount to 0.35% for each of the Fund’s Class R shares.

5.  Trust Shares.  At May 31, 2010, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Fund.

	US Micro Cap Growth Fund
	Class I (formerly Class Y)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	482,475	$6,957,908	510,855	$5,787,476
Shares redeemed	(499,194)	(7,238,758)	(1,455,516)	(15,503,821)
	(16,719)	$(280,850)	(944,661)	$(9,716,345)
Beginning Shares	3,044,293
Ending Shares	3,027,574

www.PineBridge.com/USMutualFunds

	US Micro Cap Growth Fund
	Class R (formerly Class N)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	38,811	$571,897	16,930	$181,470
Shares redeemed	(38,871)	(557,168)	(127,360)	(1,393,157)
	(60)	$14,729	(110,430)	$(1,211,687)
Beginning Shares	325,984
Ending Shares	325,924

	US Small Cap Growth Fund
	Class I (formerly Class Y)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,804	$51,583	15,375	$221,566
Shares redeemed	(61,113)	(1,089,876)	(461,422)	(6,346,085)
	(58,309)	$(1,038,293)	(446,047)	$(6,124,519)
Beginning Shares	554,033
Ending Shares	495,724

	US Small Cap Growth Fund
	Class R (formerly Class N)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	4,219	$79,179	10,657	$136,801
Shares redeemed	(20,959)	(386,776)	(59,289)	(803,181)
	(16,740)	$(307,597)	(48,632)	$(666,380)
Beginning Shares	132,689
Ending Shares	115,949

	US Mid Cap Growth Fund
	Class I (formerly Class Y)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	7,092	$56,030	4,792,849	$34,562,211
Capital contribution	—	—	—	81,392
Shares redeemed	(68,481)	(535,297)	(190,741)	(1,128,052)
	(61,389)	$(479,267)	4,602,108	$33,515,551
Beginning Shares	5,062,265
Ending Shares	5,000,876

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	US Mid Cap Growth Fund
	Class R (formerly Class N)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,994	$48,208	12,985	$80,773
Capital contribution	—	—	—	24,139
Shares redeemed	(11,391)	(90,590)	(4,024,010)	(29,286,083)
	(5,397)	$(42,382)	(4,011,025)	$(29,181,171)
Beginning Shares	64,609
Ending Shares	59,212

	US Focus Equity Fund
	Class I (formerly Class Y)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	129	$1,877	2,517,356	$28,899,101
Capital contribution	—	—	—	26,199
Shares redeemed	(3,171)	(46,497)	(189,605)	(2,102,383)
	(3,042)	$(44,620)	2,327,751	$26,822,917
Beginning Shares	2,650,637
Ending Shares	2,647,595

	US Focus Equity Fund
	Class R (formerly Class N)
	For the Six Months Ended		For the Year Ended
	May 31, 2010		November 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	42,318	$609,620	3,928	$44,005
Capital contribution	—	—	—	2,843
Shares redeemed	(16,981)	(232,705)	(2,598,946)	(29,325,988)
	25,337	$376,915	(2,595,018)	$(29,279,140)
Beginning Shares	140,040
Ending Shares	165,377

6.  Income Tax Information.  The cost basis of investments for federal income tax purposes at May 31, 2010 was as follow:

	US Micro Cap	US Small Cap	US Mid Cap	US Focus
	Growth Fund	Growth Fund	Growth Fund	Equity Fund
Tax cost of investments	$47,755,525	$11,160,662	$40,021,368	$39,510,570
Gross tax unrealized
appreciation	6,177,579	1,436,318	369,034	894,229
Gross tax unrealized
depreciation	(2,098,550)	(631,022)	(1,032,703)	(1,249,869)
Net tax unrealized appreciation	$4,079,029	$805,296	$(663,669)	$(355,640)

www.PineBridge.com/USMutualFunds

The following net realized capital loss carry forwards at November 30, 2009, may be utilized to offset future capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carry forward to the extent allowed by the Internal Revenue Code (IRC).

	Capital Loss	Expiration
	Carryforward	Through
US Micro Cap Growth Fund	$27,564,048	11/30/16
US Small Cap Growth Fund	9,475,538	11/30/10
	11,989,631	11/30/16
US Mid Cap Growth Fund	10,041,778	11/30/16
US Focus Equity Fund	11,365,750	11/30/10
	18,232,389	11/30/16

7.  Subsequent Events.  As of May 31, 2010, a single shareholder of US Mid Cap Growth Fund, Class I, owned 78.04% of the outstanding shares of Class I, and 77.13% of the outstanding shares of the entire Fund.  The same shareholder owned 95.07% of the outstanding shares of US Focus Equity Fund, Class I, and 89.48% of the outstanding shares of the entire Fund.

On July 7, 2010 the shareholder redeemed 3,595,208 shares of the US Mid Cap Growth Fund for $27,000,000.  The redemption represented 74.58% of the Fund.  Due to the large redemption, the Adviser and the Board of Trustees have determined that, given the PineBridge US Mid Cap Growth Fund’s current size and limited prospects for future growth, the Fund is not likely to reach sufficient size to become economically viable in the foreseeable future.  The Adviser has therefore recommended, and the Board has concluded, that it is in the best interests of shareholders to liquidate the Fund.  In connection with this, the Board has adopted a plan of liquidation and termination.  The Fund will be liquidating its assets as of the close of business on September 27, 2010.  A shareholder may either (1) redeem shares or (2) exchange shares with another PineBridge Fund, before that date.

1.800.426.9157

PineBridge Mutual Funds
Additional Information (Unaudited)

Proxy Voting.  A description of the Trust’s proxy voting policies and procedures that each Fund uses to determine how to vote proxies relating to the holdings of each Fund is available without charge, upon request, by calling 1-800-426-9157 or on the SEC website at http://www.sec.gov.

Proxy Voting Record.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-426-9157 and on the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule.  The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

Report of the Trust’s Special Shareholder Meetings (Unaudited)

A Special Meeting of Shareholders of the PineBridge Mutual Funds was held on March 17, 2010.  The shareholder meetings for the US Micro Cap Growth Fund and the US Small Cap Growth Fund were subsequently adjourned.  The proposals pertaining to the election of Trustees, the US Focus Equity Fund and the US Mid Cap Growth Fund were approved by the shareholders at the meeting held on March 17, 2010.  Shareholders approved proposals pertaining to the US Micro Cap Growth Fund and the US Small Cap Growth Fund at the adjourned meetings held on March 24, 2010 and April 20, 2010, respectively.  The following proposals were considered by shareholders:

(1)	Approval of a new investment advisory agreement for each Fund;

(2)	Approval of a change in each Fund’s investment objective from fundamental to non-fundamental;

(3)	Approval of a change in the classification of the PineBridge US Focus Equity Fund from diversified to non-diversified; and

(4)	The re-election of Trustees for the Trust.

www.PineBridge.com/USMutualFunds

Voting results for each proposal were as follows:

Proposal No. 1.
Approval of the New Investment Advisory Agreement for Each Fund.

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
US Micro Cap Growth Fund	2,042,321.958	15,784.922	51,370.121	522,616.069
US Small Cap Growth Fund	305,560.977	6,598.190	3,557.000	109,206.517
US Mid Cap Growth Fund	4,205,659.648	0	0	57,241.070
US Focus Equity Fund	2,590,000.475	4,327.774	160.326	85,093.722

Proposal No. 2.
To Change the Investment Objective of Each Fund from Fundamental to Non-Fundamental.

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
US Micro Cap Growth Fund	2,005,061.177	48,705.529	55,709.295	522.617.069
US Small Cap Growth Fund	299,083.077	13,076.090	3,557.000	109,206.517
US Mid Cap Growth Fund	4,159,220.648	46,439.000	0	57,241.070
US Focus Equity Fund	2,590,000.475	4,488.100	0	85,093.722

Proposal No. 3.
To Change the Classification of the US Focus Equity Fund from Diversified to Non-Diversified.

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
US Focus Equity Fund	2,582,565.690	3,296.410	8,626.475	85,093.722

Proposal No. 4.
To Re-Elect Four Trustees for the Trust.

Trustee	Votes For	Votes Against	Votes Withheld
Jack Boyce	8,095,803.820	101,496.080	0
George W. Gau	8,125,888.819	0	71,411.081
John H. Massey	8,124,661.789	0	72,638.111
David M. Reichert	8,125,888.819	0	71,411.081

The full Board of Trustees for the PineBridge Mutual Funds consists of the following:

Jack Boyce, Interested Trustee	George W. Gau, Independent Trustee
John H. Massey, Independent Trustee	David M. Reichert, Independent Trustee

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TRUSTEES	CUSTODIAN & TRANSFER AGENT
GEORGE W. GAU	U.S. BANK, N.A.
JOHN H. MASSEY	1555 N. RIVER CENTER DR., SUITE 302
DAVID M. REICHERT	MILWAUKEE, WI 53212
JACK BOYCE
COUNSEL
OFFICERS	K&L GATES LLP
ROBIN C. THORN	1601 K STREET, N.W.
President	WASHINGTON, DC 20006
JOSEPH ALTOBELLI	INDEPENDENT REGISTERED PUBLIC
Chief Financial Officer and Treasurer	ACCOUNTING FIRM PRICEWATERHOUSECOOPERS LLP
JAMES F. McCAIN	100 EAST WISCONSIN AVENUE
Chief Compliance Officer, Secretary and AML Officer	MILWAUKEE, WI 53202

ADMINISTRATOR	DISTRIBUTOR
U.S. BANCORP FUND SERVICES, LLC	QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR	615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202	MILWAUKEE, WI 53202

When used as sales literature, this report must be
accompanied or preceded by a Fund’s current prospectus.

________________________________________________________________

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor • Milwaukee, WI 53202

800.426.9157
www.PineBridge.com/USMutualFunds

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by the reference to the Registrant’s Form N-CSR filing on February 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PineBridge Mutual Funds

By (Signature and Title)      /s/Robin C. Thorn
Robin C. Thorn, President

Date   August 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robin C. Thorn
Robin C. Thorn, President

Date   August 9, 2010

By (Signature and Title)      /s/Joseph Altobelli
Joseph Altobelli, Chief Financial Officer & Treasurer

Date   August 9, 2010